SUMMARY OF SIGNIFICANT ACCOUNT POLICIES - Schedule Of Inventories, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Finished goods	$ 123,786	$ 102,401
Work-in process	47,403	40,067
Raw materials	35,730	29,338
Inventories, net	$ 206,919	$ 171,806